UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22044
Investment Company Act File Number
Eaton Vance Risk-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Diversified Equity Income Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value
Aerospace & Defense — 1.3%
General Dynamics Corp.	144,078	$9,049,540
Lockheed Martin Corp.	63,502	4,526,423

		$13,575,963

Air Freight & Logistics — 0.6%
FedEx Corp.	77,536	$6,629,328

		$6,629,328

Beverages — 2.7%
Coca-Cola Co. (The)	204,218	$11,950,837
PepsiCo, Inc.	250,532	16,645,346

		$28,596,183

Biotechnology — 1.4%
Amgen, Inc.(1)	195,928	$10,797,592
Celgene Corp.(1)	72,362	4,168,775

		$14,966,367

Capital Markets — 1.9%
Goldman Sachs Group, Inc.	74,888	$10,827,307
Northern Trust Corp.	98,180	4,736,203
State Street Corp.	108,583	4,089,236

		$19,652,746

Commercial Banks — 2.8%
KeyCorp	602,156	$4,793,162
PNC Financial Services Group, Inc.	92,198	4,785,998
U.S. Bancorp	217,865	4,710,241
Wells Fargo & Co.	620,373	15,589,974

		$29,879,375

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	237,856	$8,500,973

		$8,500,973

Communications Equipment — 2.6%
Cisco Systems, Inc.(1)	892,079	$19,536,530
QUALCOMM, Inc.	170,272	7,682,673

		$27,219,203

Computers & Peripherals — 7.0%
Apple, Inc.(1)	125,021	$35,474,709
Hewlett-Packard Co.	341,615	14,371,743
International Business Machines Corp.	178,608	23,958,477

		$73,804,929

Consumer Finance — 0.6%
American Express Co.	154,058	$6,475,058

		$6,475,058

Diversified Financial Services — 4.4%
Bank of America Corp.	1,067,165	$13,990,533
Citigroup, Inc.(1)	1,216,733	4,745,259
JPMorgan Chase & Co.	732,585	27,889,511

		$46,625,303

Security	Shares	Value
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	658,763	$18,840,622
Verizon Communications, Inc.	320,768	10,453,829

		$29,294,451

Electric Utilities — 1.1%
American Electric Power Co., Inc.	322,093	$11,669,429

		$11,669,429

Electrical Equipment — 1.1%
Emerson Electric Co.	216,146	$11,382,248

		$11,382,248

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	741,613	$13,556,686

		$13,556,686

Energy Equipment & Services — 1.8%
Halliburton Co.	273,409	$9,041,636
Schlumberger, Ltd.	169,943	10,470,188

		$19,511,824

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	223,817	$7,043,521
Wal-Mart Stores, Inc.	277,294	14,840,775

		$21,884,296

Food Products — 1.8%
Kellogg Co.	192,632	$9,729,843
Nestle SA	167,637	8,936,291

		$18,666,134

Health Care Equipment & Supplies — 1.9%
Covidien PLC	217,109	$8,725,611
Varian Medical Systems, Inc.(1)	99,973	6,048,366
Zimmer Holdings, Inc.(1)	104,718	5,479,893

		$20,253,870

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	219,005	$6,714,693
Cardinal Health, Inc.	143,538	4,742,496
Fresenius Medical Care AG & Co. KGaA ADR	122,392	7,556,482

		$19,013,671

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	184,055	$7,032,741
McDonald’s Corp.	204,076	15,205,703

		$22,238,444

Household Products — 2.9%
Colgate-Palmolive Co.	185,582	$14,263,833
Procter & Gamble Co.	273,284	16,388,841

		$30,652,674

Industrial Conglomerates — 2.5%
General Electric Co.	1,630,331	$26,492,879

		$26,492,879

Insurance — 3.3%
Aflac, Inc.	117,593	$6,080,734
Berkshire Hathaway, Inc., Class B(1)	43,130	3,565,988
Lincoln National Corp.	234,165	5,601,227
MetLife, Inc.	251,867	9,684,286

Security	Shares	Value
Prudential Financial, Inc.	190,903	$10,343,125

		$35,275,360

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)	102,097	$16,035,355

		$16,035,355

Internet Software & Services — 1.6%
Google, Inc., Class A(1)	31,576	$16,602,345

		$16,602,345

IT Services — 0.8%
MasterCard, Inc., Class A	39,990	$8,957,760

		$8,957,760

Machinery — 3.0%
Danaher Corp.	208,756	$8,477,581
Deere & Co.	141,894	9,901,363
Illinois Tool Works, Inc.	172,527	8,112,220
PACCAR, Inc.	117,638	5,664,270

		$32,155,434

Media — 1.5%
Comcast Corp., Class A	485,840	$8,783,987
Walt Disney Co. (The)	208,435	6,901,283

		$15,685,270

Metals & Mining — 2.6%
BHP Billiton, Ltd. ADR	70,608	$5,388,803
Freeport-McMoRan Copper & Gold, Inc.	38,467	3,284,697
Goldcorp, Inc.	351,639	15,303,329
United States Steel Corp.	77,076	3,379,012

		$27,355,841

Multi-Utilities — 2.8%
PG&E Corp.	261,399	$11,872,742
Public Service Enterprise Group, Inc.	362,570	11,993,816
Sempra Energy	101,481	5,459,678

		$29,326,236

Multiline Retail — 0.8%
Target Corp.	165,874	$8,864,307

		$8,864,307

Office Electronics — 0.5%
Xerox Corp.	514,579	$5,325,893

		$5,325,893

Oil, Gas & Consumable Fuels — 9.5%
Apache Corp.	136,418	$13,336,224
Chevron Corp.	229,238	18,579,740
ConocoPhillips	161,751	9,289,360
Exxon Mobil Corp.	284,360	17,570,604
Hess Corp.	240,500	14,218,360
Occidental Petroleum Corp.	143,295	11,219,998
Peabody Energy Corp.	179,965	8,820,085
Southwestern Energy Co.(1)	219,257	7,331,954

		$100,366,325

Pharmaceuticals — 6.7%
Abbott Laboratories	269,021	$14,053,657
Bristol-Myers Squibb Co.	405,659	10,997,415
Johnson & Johnson	158,853	9,842,532
Merck & Co., Inc.	310,523	11,430,352
Pfizer, Inc.	1,050,795	18,042,150

Security	Shares	Value
Teva Pharmaceutical Industries, Ltd. ADR	120,408	$6,351,522

		$70,717,628

Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.	43,168	$4,486,450
Boston Properties, Inc.	54,847	4,558,883

		$9,045,333

Road & Rail — 0.7%
CSX Corp.	125,639	$6,950,349

		$6,950,349

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	702,397	$13,507,094

		$13,507,094

Software — 3.5%
Microsoft Corp.	1,014,959	$24,856,346
Oracle Corp.	463,476	12,444,330

		$37,300,676

Specialty Retail — 3.0%
Best Buy Co., Inc.	244,090	$9,966,194
Home Depot, Inc.	403,013	12,767,452
TJX Companies, Inc. (The)	201,868	9,009,369

		$31,743,015

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	130,053	$10,422,447

		$10,422,447

Tobacco — 1.0%
Philip Morris International, Inc.	188,149	$10,540,107

		$10,540,107

Wireless Telecommunication Services — 1.2%
American Tower Corp., Class A(1)	137,151	$7,030,360
Vodafone Group PLC	2,136,017	5,270,309

		$12,300,669

Total Common Stocks (identified cost $878,029,984)		$1,019,019,478

Put Options Purchased — 2.4%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	7,250	$1,000	3/19/11	$25,556,250

Total Put Options Purchased (identified cost $37,380,896)				$25,556,250

Short-Term Investments — 2.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	$28,314	$28,313,522

Total Short-Term Investments (identified cost $28,313,522)		$28,313,522

Total Investments — 101.6% (identified cost $943,724,402)		$1,072,889,250

Call Options Written — (1.8)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	4,815	$1,120	10/16/10	$(15,143,175)
S&P 500 Index	1,450	1,130	10/16/10	(3,545,250)

Total Call Options Written (premiums received $15,115,625)				$(18,688,425)

Put Options Written — (0.0)%(3)

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
Cisco Systems, Inc.	2,420	$17.50	10/16/10	$(6,050)
Comcast Corp., Class A	5,350	17.00	10/16/10	(69,550)
Monsanto Co.	2,150	45.00	10/16/10	(185,975)
Hewlett-Packard Co.	1,200	37.00	11/20/10	(43,200)

Total Put Options Written (premiums received $491,779)				$(304,775)

Other Assets, Less Liabilities — 0.2%				$1,914,514

Net Assets — 100.0%				$1,055,810,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 was $30,957 and $0, respectively.

(3)		Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$902,627,496

Gross unrealized appreciation	$193,659,218
Gross unrealized depreciation	(23,397,464)

Net unrealized appreciation	$170,261,754

Written call and put options activity for the fiscal year to date ended September 30, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	7,066	$13,135,333
Options written	130,580	130,421,113
Options terminated in closing purchase transactions	(65,791)	(108,100,789)
Options expired	(54,470)	(19,848,253)

Outstanding, end of period	17,385	$15,607,404

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At September 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying individual stock decline below the exercise price. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At September 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $25,556,250 and $18,993,200, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$104,988,839	$—		$—	$104,988,839
Consumer Staples	101,403,103	8,936,291		—	110,339,394
Energy	119,878,149	—		—	119,878,149
Financials	146,953,174	—		—	146,953,174
Health Care	124,951,536	—		—	124,951,536
Industrials	105,687,174	—		—	105,687,174
Information Technology	196,274,586	—		—	196,274,586
Materials	27,355,841	—		—	27,355,841
Telecommunication Services	36,324,811	5,270,309		—	41,595,120
Utilities	40,995,665	—		—	40,995,665

Total Common Stocks	$1,004,812,878	$14,206,600	*	$—	$1,019,019,478

Put Options Purchased	$25,556,250	$—		$—	$25,556,250
Short-Term Investments	—	28,313,522		—	28,313,522

Total Investments	$1,030,369,128	$42,520,122		$—	$1,072,889,250

Liability Description
Call Options Written	$(18,688,425)	$—		$—	$(18,688,425)
Put Options Written	(304,775)	—		—	(304,775)

Total	$(18,993,200)	$—		$—	$(18,993,200)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010